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Amplify BlackSwan Tech & Treasury ETF
Amplify BlackSwan Tech & Treasury ETF
INVESTMENT OBJECTIVE

The Amplify BlackSwan Tech & Treasury ETF seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S-Network BlackSwan Tech & Treasury Index (the “Index”).

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Amplify BlackSwan Tech & Treasury ETF Amplify BlackSwan Tech & Treasury ETF
Management Fees	0.49%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.49%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Amplify BlackSwan Tech & Treasury ETF | Amplify BlackSwan Tech & Treasury ETF | USD ($)	50	157	274	616

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended October 31, 2023, the Fund’s portfolio turnover rate was 209% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will invest at least 80% of its net assets in the securities that comprise the S-Network BlackSwan Tech & Treasury Index, which will primarily include U.S. Treasury securities and long-dated call options (“LEAP Options”) on the Invesco QQQ Trust, Series 1 (“QQQ”). The Fund is not a money market fund. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund’s investment sub-advisers, Cerity Partners LLC (“Cerity”) and Toroso Investments, LLC (“Toroso,” and with Cerity, the “Sub-Advisers”), manage the investment of the Fund’s assets. The index provider is S-Network Global Indexes, Inc. (“S-Network” or the “Index Provider”). The Index Provider is not affiliated with the Fund, Amplify Investments LLC (“Amplify” or the “Adviser”) who serves as investment adviser to the Fund, or either Sub-Adviser.

The Index seeks to provide capital protection against the unpredictable, rare and highly disruptive events that have come to be referred to as “Black Swans.” The Index is a rules-based, quantitative index designed to allow for some participation in the investment gains experienced by QQQ while providing the opportunity for a buffer against significant losses through the Index’s target portfolio weighting of approximately 90% U.S. Treasury securities. QQQ is a unit investment trust that seeks to track the investment results, before fees and expenses, of the Nasdaq-100 Index, an index which includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization and is currently comprised of predominantly technology focused constituents.

The Index allocates approximately 10% of its index market capitalization to a portfolio of LEAP Options on QQQ and approximately 90% of its index market capitalization in a portfolio of U.S. Treasury securities. The QQQ LEAP Options utilize QQQ as the reference asset in order to provide the exposure to the Nasdaq-100 Index. Due to the terms of these QQQ LEAP Options (which are discussed in more detail below), these positions allow the equity portion of the Index to participate in approximately 70% of the upside experienced by QQQ over a full market cycle. The U.S. Treasury securities portion of the portfolio is included to help mitigate against significant losses. By allocating approximately 90% of its index market capitalization to U.S. Treasury securities, the Index seeks to create a portfolio buffer that is positioned to preserve capital in the event of a “Black Swan” event. The Index is not designed to provide investment returns that correspond closely with the returns of the Nasdaq-100 Index. The Fund is not an appropriate investment for investors who seek such returns.

The QQQ LEAP Options portfolio is composed of in-the-money LEAP Options that, at the time of purchase, have expirations of at least one year and one day in the future and expire in either June or December, as applicable. The QQQ LEAP Options purchased by the Fund are sold exclusively on the New York Stock Exchange and bought outright by the Fund. The QQQ LEAP Options are subject to customary brokerage costs in addition to the current market price for the Options (i.e. option premium). An “in-the-money” option contract is one that currently presents a profit opportunity due to the relationship between the strike price and the current price of the reference asset. For purchased call option contracts, such as the QQQ LEAP Options held by the Fund, an in-the-money option contract is one with a strike price that is below the current price of the underlying reference asset. The LEAP Options utilized by the Fund will generally have a delta of 70 at the time of purchase, meaning that for every $1.00 of movement in the share price of QQQ, each LEAP Option will have a corresponding movement of $0.70. Therefore, while not subject to a return cap when QQQ experiences gains, the Index generally only participates in approximately 70% of the gains experienced by QQQ over a full market cycle. When QQQ experiences losses, the QQQ LEAP Options portfolio participates in approximately 70% of such losses experienced by QQQ, which at times can result in a full loss of the call LEAP Options, but those losses are mitigated by the Index’s approximately 90% position in U.S. Treasury securities.

The U.S. Treasury securities portfolio is composed of U.S. Treasury securities that cumulatively provide an intermediate duration. This duration was selected as the Index’s target duration to seek to lower portfolio risk levels by increasing the probability of low correlation of the U.S. Treasuries to the U.S. equities markets. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security’s expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a security with a duration of 10 years would be expected to drop by approximately 10% in response to a 1% increase in interest rates. An “intermediate duration,” is generally referred to as a security with a duration of 5 to 10 years.

The Index reconstitutes and rebalances every June and December. At each June reconstitution, the Index liquidates its existing June LEAP Options and purchases LEAP Options that expire the following June. The December LEAP Option positions will remain unchanged at each June reconstitution. At each December reconstitution, the Index liquidates its existing December LEAP Options and purchases LEAP Options that expire the following December. The June LEAP Options positions will remain unchanged at each December reconstitution. So as to maintain the desired allocation of the portfolio, net gains or losses derived from the reconstitutions of the LEAP Options positions are added to or subtracted from the U.S. Treasury securities portfolio at each reconstitution. The Index also rebalances the U.S. Treasury securities portfolio any time the portfolio’s target duration deviates by more than 0.5 years. For more information regarding the Index methodology, please see the section entitled “Additional Information About the Fund’s Strategies and Risks.”

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a benchmark index and a broad-based market index. The Fund’s performance information is accessible on the Fund’s website at www.amplifyetfs.com.

Calendar Year Total Returns as of 12/31

The Fund’s highest quarterly return was 12.78% (quarter ended December 31, 2023) and the Fund’s lowest quarterly return was -14.80% (quarter ended June 30, 2022).
Average Annual Total Return as of December 31, 2023
Average Annual Returns - Amplify BlackSwan Tech & Treasury ETF	Label	1 Year	Since Inception	Inception Date
Amplify BlackSwan Tech & Treasury ETF	Return Before Taxes	23.19%	(7.98%)	Dec. 08, 2021
Return After Taxes on Distributions | Amplify BlackSwan Tech & Treasury ETF	Return After Taxes on Distributions	21.79%	(8.91%)
Return After Taxes on Distributions and Sale of Fund Shares | Amplify BlackSwan Tech & Treasury ETF	Return After Taxes on Distributions and Sale of Fund Shares	13.66%	(6.43%)
S-Network BlackSwan Tech & Treasury Index (reflects no deduction for fees, expenses or taxes)	S-Network BlackSwan Tech & Treasury Index (reflects no deduction for fees, expenses or taxes)	22.64%	(8.08%)	Dec. 08, 2021
Nasdaq 100 Total Return Index (reflects no deduction for fees, expenses or taxes)	Nasdaq 100 Total Return Index (reflects no deduction for fees, expenses or taxes)	55.13%	2.13%	Dec. 08, 2021

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.